Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
∎	PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis – Our Executive Compensation Program.”

	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (3) (d)	Average Compensation Actually Paid to Non-PEO NEOs (4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (h)	Adjusted EBITDA Percentage (8) (i)
Year (a)					Total Shareholder Return (5) (f)	Peer Group Total Shareholder Return (6) (g)
2022	$9,508,798	$9,392,125	$2,586,988	$2,559,862	$104.93	$98.37	$223,747,000	16.8%

(1)
The dollar amount reported in column (b) is the amount reported for Shyam P. Kambeyanda (the Company’s Chief Executive Officer) for 2022 in the “Total” column in our Summary Compensation Table. Refer to the Summary Compensation Table.

(2)
The dollar amount reported in column (c) represents the amount of “compensation actually paid” to Mr. Kambeyanda, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Kambeyanda. In accordance Item 402(v), these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for 2022, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Compensation Actually Paid to PEO	2022
Summary Compensation Table Total	$9,508,798
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$6,728,131
Less, Change in Pension Value reported in Summary Compensation Table	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$6,472,566
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$113,246
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$11,436
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	$14,210
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, pension service cost for services rendered during the year	$0
Compensation Actually Paid to Shyam P. Kambeyanda	$9,392,125

(3)
The dollar amount reported in column (d) represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kambeyanda) in the “Total” column of the Summary Compensation Table for 2022. The names of each of the NEOs included for these purposes are Kevin J. Johnson, Olivier Biebuyck, Michele Campion and Curtis E. Jewell.

(4)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kambeyanda), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, this amount reflects “Total Compensation” as set forth in the Summary Compensation Table for 2022, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Average Compensation Actually Paid to Non-PEO NEOs	2022*
Average Summary Compensation Table Total	$2,586,988
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$1,249,699
Less, average Change in Pension Value reported in Summary Compensation Table	$0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,212,260
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$14,352
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	($6,876)
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	$2,836
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, average pension service cost for services rendered during the year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$2,559,862

*	Numbers may not sum due to rounding.

(5)
Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for the table is April 5, 2022, the date our common stock commenced regular-way
trading on the New York Stock Exchange.

(6)	The peer group used for this purpose is the S&P 400 Industrials Index consistent with that presented in our Annual Report on Form 10-K under Item 201(e) of Regulation S-K.

(7)	The dollar amount reported represents the amount of net income attributable to ESAB Corporation reflected in the Company’s audited financial statements for the applicable year.

(8)
Adjusted EBITDA percentage, the Company-Selected Measure, represents the most important financial measure used to link performance to pay in 2022. Adjusted EBITDA percentage is a non-GAAP
performance measure. Adjusted EBITDA is measured by comparing Adjusted EBITDA excluding any unbudgeted 2022 acquisitions to the 2022 Adjusted EBITDA targets at actual foreign exchange rates and is defined as U.S. GAAP net income from continuing operations plus net interest expense, income taxes and acquisition-amortization and other related charges, separation costs, restructuring costs per company policy, non-cash
asset impairments including goodwill and intangibles, unbudgeted acquisition and divestiture costs, foreign currency exchange gains or losses arising from initial recognition of a highly inflationary currency, pension curtailment costs, effects from changes in U.S. GAAP or other unplanned or nonrecurring items that the Compensation and Human Capital Management Committee considers unusual and not representative of the underlying economic performance of the Company, with budgeted results for any divested/discontinued entities added to actual results in determining 2022 performance. 2022 Adjusted EBITDA also excludes Russia from April 2, 2022 to December 31, 2022. Adjusted EBITDA percentage is 16.8%.

Company Selected Measure Name	Adjusted EBITDA percentage
Named Executive Officers, Footnote [Text Block]	The dollar amount reported in column (d) represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kambeyanda) in the “Total” column of the Summary Compensation Table for 2022. The names of each of the NEOs included for these purposes are Kevin J. Johnson, Olivier Biebuyck, Michele Campion and Curtis E. Jewell.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P 400 Industrials Index consistent with that presented in our Annual Report on Form 10-K under Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 9,508,798
PEO Actually Paid Compensation Amount	$ 9,392,125
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amount reported in column (c) represents the amount of “compensation actually paid” to Mr. Kambeyanda, as computed in accordance with Item 402(v) of Regulation
S-K
and does not reflect the total compensation actually realized or received by Mr. Kambeyanda. In accordance Item 402(v), these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for 2022, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Compensation Actually Paid to PEO	2022
Summary Compensation Table Total	$9,508,798
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$6,728,131
Less, Change in Pension Value reported in Summary Compensation Table	$0
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$6,472,566
Plus, fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$113,246
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$11,436
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	$14,210
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, pension service cost for services rendered during the year	$0
Compensation Actually Paid to Shyam P. Kambeyanda	$9,392,125

Non-PEO NEO Average Total Compensation Amount	$ 2,586,988
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,559,862
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amount reported in column (e) represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kambeyanda), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, this amount reflects “Total Compensation” as set forth in the Summary Compensation Table for 2022, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, using valuation assumptions and methodologies consistent with those used for grant-date values.

Average Compensation Actually Paid to Non-PEO NEOs	2022*
Average Summary Compensation Table Total	$2,586,988
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$1,249,699
Less, average Change in Pension Value reported in Summary Compensation Table	$0
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,212,260
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$0
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$14,352
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	($6,876)
Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation	$2,836
Less, prior year-end fair value for any equity awards forfeited in the year	$0
Plus, average pension service cost for services rendered during the year	$0
Average Compensation Actually Paid to Non-PEO NEOs	$2,559,862

*	Numbers may not sum due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (“CAP”), Cumulative TSR and Peer Group TSR

*
The graph tracks the performance of a $100 investment, assuming reinvestment of dividends, in our common stock and in each index from April 5, 2022, the date our common stock commenced regular-way
trading on the New York Stock Exchange, to December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA Percentage
Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid (“CAP”), Cumulative TSR and Peer Group TSR

*
The graph tracks the performance of a $100 investment, assuming reinvestment of dividends, in our common stock and in each index from April 5, 2022, the date our common stock commenced regular-way
trading on the New York Stock Exchange, to December 31, 2022.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis – Our Executive Compensation Program,” the Company’s executive compensation program reflects a variable, pay-for-performance
philosophy. We believe that our compensation programs motivate performance-driven leadership that is aligned to achieve our financial and strategic objectives with the intention to deliver superior long-term returns to our stockholders. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the C ompan
y to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

¾	Adjusted EBITDA Percentage

¾	Working Capital Turns

¾	Adjusted Net Sales

Total Shareholder Return Amount	$ 104.93
Peer Group Total Shareholder Return Amount	98.37
Net Income (Loss)	$ 223,747,000
Company Selected Measure Amount	0.168
PEO Name	Shyam P. Kambeyanda
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Percentage
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA percentage, the Company-Selected Measure, represents the most important financial measure used to link performance to pay in 2022. Adjusted EBITDA percentage is a non-GAAP
performance measure. Adjusted EBITDA is measured by comparing Adjusted EBITDA excluding any unbudgeted 2022 acquisitions to the 2022 Adjusted EBITDA targets at actual foreign exchange rates and is defined as U.S. GAAP net income from continuing operations plus net interest expense, income taxes and acquisition-amortization and other related charges, separation costs, restructuring costs per company policy, non-cash
asset impairments including goodwill and intangibles, unbudgeted acquisition and divestiture costs, foreign currency exchange gains or losses arising from initial recognition of a highly inflationary currency, pension curtailment costs, effects from changes in U.S. GAAP or other unplanned or nonrecurring items that the Compensation and Human Capital Management Committee considers unusual and not representative of the underlying economic performance of the Company, with budgeted results for any divested/discontinued entities added to actual results in determining 2022 performance. 2022 Adjusted EBITDA also excludes Russia from April 2, 2022 to December 31, 2022. Adjusted EBITDA percentage is 16.8%.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital Turns
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Sales
PEO [Member] | Less, average value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,728,131
PEO [Member] | Less, average Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus, yearend fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,472,566
PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	113,246
PEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,436
PEO [Member] | Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,210
PEO [Member] | Less, prior yearend fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Plus, average pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Less, average value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,249,699
Non-PEO NEO [Member] | Less, average Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus, yearend fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,212,260
Non-PEO NEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,352
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,876)
Non-PEO NEO [Member] | Plus, value of dividends or other earnings paid on stock awards not otherwise reflected in fair value or total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,836
Non-PEO NEO [Member] | Less, prior yearend fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Plus, average pension service cost for services rendered during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0